Segment Reporting (Details) - Schedule of major customers - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers	$ 140,022	$ 1,898,982	$ 2,015,851
Customer A [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers	41,040
Customer B [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers	27,563
Customer C [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers	25,319
Customer D [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers	23,214	462,490	611,920
Customer E [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers	22,886
Customer F [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers		442,916	228,661
Customer G [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers		438,065	659,637
Customer H [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers		327,559	266,111
Customer I [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers		$ 227,952	$ 249,522